Share capital and other equity (Tables)	12 Months Ended
Dec. 31, 2025
Share capital and other equity
Schedule of allotted, called up and fully paid shares

			Number of shares
	2025	2024	2025	2024
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1.0769 (1)	8,860	8,972	8,227,042	8,331,145
Cumulative preference shares of £1	0.5	0.5	483.0	483.0

(1)	The nominal value of ordinary shares without rounding is £1.076923076923077 per share.

Schedule of movement in allotted, called up and fully paid ordinary shares

		Number of shares
Movement in allotted, called up and fully paid ordinary shares	£m	000s
At 31 December 2023	9,683	8,991,737
Share cancellation	(711)	(660,592)
At 31 December 2024	8,972	8,331,145
Share cancellation	(112)	(104,103)
At 31 December 2025	8,860	8,227,042

Schedule of other equity instruments

	2025	2024	2023
	£m	£m	£m
Additional Tier 1 notes
$1.15 billion 8.000% notes callable August 2025	—	736	735
$1.50 billion 6.000% notes callable
December 2025 - June 2026	—	1,220	1,220
£1.00 billion 5.125% notes callable May - November 2027 (1)	998	998	998
£0.40 billion 4.5% notes callable March 2028 (2)	399	399	399
$0.75 billion 4.6% notes callable June 2031 (3)	539	539	538
£0.75 billion 7.50% notes callable February 2032 (4)	748	—	—
$1.00 billion 8.125% notes callable November 2033 (5)	798	798	—
$0.75 billion 7.3% notes callable November 2034 (6)	590	590	—
£0.50 billion 7.625% notes callable February 2035 (7)	499	—	—
	4,571	5,280	3,890

(1)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(2)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(3)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of $2.462 (translated at applicable exchange rate) per share.
(4)	Issued in March 2025. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(5)	Issued in May 2024. In the event of conversion, converted into ordinary shares at a price of $2.205 (translated at applicable exchange rate) per share.
(6)	Issued in November 2024. In the event of conversion, converted into ordinary shares at a price of $2.226 (translated at applicable exchange rate) per share.
(7)	Issued in September 2025. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.